Schedule of Investments

ARK Fintech Innovation ETF

October 31, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Banks - 2.5%
NU Holdings Ltd., Class A (Brazil)*	2,338,139	$19,172,740
TCS Group Holding PLC, Class Reg S (Russia)*(a)(b)	607,059	6,071
Total Banks		19,178,811

Broadline Retail - 8.6%
Global-e Online Ltd. (Israel)*	1,022,551	35,901,766
MercadoLibre, Inc. (Brazil)*	22,952	28,477,464
Total Broadline Retail		64,379,230

Capital Markets - 16.9%
Coinbase Global, Inc., Class A*	1,082,899	83,513,171
Intercontinental Exchange, Inc.	68,472	7,356,632
Robinhood Markets, Inc., Class A*	3,990,319	36,471,515
Total Capital Markets		127,341,318

Consumer Finance - 3.3%
Kaspi.KZ JSC (Kazakhstan)(b)	168,455	15,228,332
SoFi Technologies, Inc.*	1,256,788	9,488,749
Total Consumer Finance		24,717,081

Entertainment - 5.4%
ROBLOX Corp., Class A*	635,935	20,229,092
Roku, Inc.*	344,020	20,493,272
Total Entertainment		40,722,364

Financial Services - 16.9%
Adyen NV (Netherlands)*(c)	38,049	25,520,597
AvidXchange Holdings, Inc.*	972,358	8,401,173
Block, Inc.*	1,289,539	51,903,945
StoneCo Ltd., Class A (Brazil)*	2,092,058	20,742,755
Toast, Inc., Class A*	1,286,420	20,569,856
Total Financial Services		127,138,326

Health Care Technology - 2.0%
Teladoc Health, Inc.*	932,869	15,429,653

Hotels, Restaurants & Leisure - 7.0%
DraftKings, Inc., Class A*	1,902,733	52,553,486

Insurance - 3.4%
Discovery Ltd. (South Africa)	3,668,088	25,306,117

Interactive Media & Services - 3.4%
LY Corp. (Japan)	3,850,614	9,711,956
Pinterest, Inc., Class A*	537,505	16,060,649
Total Interactive Media & Services		25,772,605

IT Services - 13.5%
Shopify, Inc., Class A (Canada)*	1,277,661	60,292,823
Twilio, Inc., Class A*	799,485	40,981,601
Total IT Services		101,274,424

Real Estate Management & Development - 0.4%
Zillow Group, Inc., Class C*	90,788	3,291,065

Semiconductors & Semiconductor Equipment - 1.2%
NVIDIA Corp.	21,468	8,754,650
Investments	Shares	Value

Software - 15.5%
BILL Holdings Inc*	257,910	$23,544,604
Crowdstrike Holdings, Inc., Class A*	27,034	4,778,800
Intuit, Inc.	63,759	31,557,517
Palantir Technologies, Inc., Class A*	575,030	8,510,444
UiPath, Inc., Class A*	3,088,464	47,963,846
Total Software		116,355,211
Total Common Stocks
(Cost $1,674,544,414)		752,214,341
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.26% (d)
(Cost $880,648)	880,648	880,648
Total Investments–100.1%
(Cost $1,675,425,062)		753,094,989
Liabilities in Excess of Other Assets–(0.1)%		(466,686)
Net Assets–100.0%		$752,628,303

*	Non-income producing security
(a)	Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(b)	Global Depositary Receipt
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of October 31, 2023.

Schedule of Investments (Continued)

ARK Fintech Innovation ETF

October 31, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2023, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$752,208,270	$–	$6,071	$752,214,341
Money Market Fund	880,648	–	–	880,648
Total	$753,088,918	$–	$6,071	$753,094,989

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.